Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance at beginning of year	$ 12,095	$ 2,824	$ 2,516
Additions during the year	1,884	12,266	308
Impairment during the year	(2,759)	(2,995)
Balance at end of year	11,220	12,095	2,824
Balance at beginning of year	611	1,505	1,229
Additions during the year	1,021	829	276
Retirements during the year		(1,723)
Balance at end of year	1,632	611	1,505
Amortized balance	9,588	11,484	1,319
Technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance at beginning of year	4,959	2,263	1,955
Additions during the year	100	4,651	308
Impairment during the year		(1,955)
Balance at end of year	5,059	4,959	2,263
Balance at beginning of year	592	1,469	1,199
Additions during the year	983	808	270
Retirements during the year		(1,685)
Balance at end of year	1,575	592	1,469
Amortized balance	3,484	4,367	794
Customer relations [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance at beginning of year	259	38	38
Additions during the year	515	259
Impairment during the year		(38)
Balance at end of year	774	259	38
Balance at beginning of year	19	36	30
Additions during the year	38	21	6
Retirements during the year		(38)
Balance at end of year	57	19	36
Amortized balance	717	240	2
Goodwill [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance at beginning of year	6,877	523	523
Additions during the year	1,269	7,356
Impairment during the year	(2,759)	(1,002)
Balance at end of year	5,387	6,877	523
Balance at beginning of year
Additions during the year
Retirements during the year
Balance at end of year
Amortized balance	$ 5,387	$ 6,877	$ 523